ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2022
ACCUMULATED OTHER COMPREHENSIVE INCOME.
Schedule of accumulated other comprehensive income

RMB
Balance as of January 1, 2020	163,196
Foreign currency translation adjustments, net of tax of nil	(11,519)
Balance as of December 31, 2020	151,677
Foreign currency translation adjustments, net of tax of nil	(44,298)
Balance as of December 31, 2021	107,379
Foreign currency translation adjustments, net of tax of nil	17,085
Balance as of December 31, 2022	124,464
Balance as of December 31, 2022 (US$)	18,046